Schedule of ECL by aging group (Details) - Credit Risk - CAD ($) $ in Thousands	12 Months Ended
	Jul. 31, 2019	Jul. 31, 2018
Disclosure of risk management strategy related to hedge accounting [line items]
Expected Credit Loss	$ 37	$ 94
0-30 days
Disclosure of risk management strategy related to hedge accounting [line items]
Expected Credit Loss	3	0
31-60 days
Disclosure of risk management strategy related to hedge accounting [line items]
Expected Credit Loss	7	0
61-90 days
Disclosure of risk management strategy related to hedge accounting [line items]
Expected Credit Loss	3	0
Over 90 days
Disclosure of risk management strategy related to hedge accounting [line items]
Expected Credit Loss	$ 24	$ 94